Offsets	Feb. 25, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MGP Ingredients, Inc.
Form or Filing Type	S-3
File Number	333-260014
Initial Filing Date	Oct. 04, 2021
Fee Offset Claimed	$ 31,181.30
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, no par value
Unsold Securities Associated with Fee Offset Claimed | shares	5,009,201
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 336,367,847.15
Offset Note	The registrant previously registered 5,009,201 shares of Common Stock for the resale from time to time by selling stockholders pursuant to the Registration Statement on Form S-3ASR (File No. 333-260014) filed by the registrant on October 4, 2021 (the "Prior Registration Statement"). In connection with the Prior Registration Statement, the registrant paid a registration fee in the amount of $31,181.30. No securities were sold under the Prior Registration Statement, leaving 5,002,201 shares of Common Stock unsold thereunder. This estimate was made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the registrant's shares of common stock on September 28, 2021, in connection with the Prior Registration Statement, as reported on the Nasdaq Global Select Market.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting the registration fees due in connection with the registration of 4,892,201 shares of the registrant's Common Stock for resale from time to time by the selling stockholders named in the prospectus included as part of this registration statement or in one or more accompanying prospectus supplements from time to time by $24,230.02, which represents a portion of the $31,181.30 in registration fees previously paid and unused with respect to the Prior Registration Statement, as described below. Additionally, any offering of unsold securities pursuant to the Prior Registration Statement has terminated and no additional registration fees are due at this time. As a result of this offset, the registrant will have $6,951.28 remaining in unsold filing fees available for application to future filings.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MGP Ingredients, Inc.
Form or Filing Type	S-3
File Number	333-260014
Filing Date	Oct. 04, 2021
Fee Paid with Fee Offset Source	$ 31,181.30